THORNBURG ETF TRUST

Supplement, dated November 10, 2025

to the Statement of Additional Information (the “SAI”), dated January 17, 2025, as supplemented, of the following series of Thornburg ETF Trust:

Thornburg Core Plus Bond ETF

Thornburg Multi Sector Bond ETF

Thornburg International Equity ETF

Thornburg International Growth ETF

Effective immediately, the following text is added to the “Portfolio Transactions” section of the SAI:

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a Fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. In order for a Fund to, among other reasons, potentially approximate a portfolio result that is, in the aggregate, similar to the portfolio result an entirely in-kind creation or redemption transaction would be expected to have, as applicable, such Authorized Participant or its affiliated broker-dealer may be required to guarantee that a Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Whether the execution of the order is at a price at least as favorable to a Fund as the Fund’s valuation of the portfolio securities will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors. There can be no guarantee that an executing firm will be able to execute an order at such a price.

To manage the risks associated with an Execution Performance Guarantee, a Fund may require an Authorized Participant or its affiliate as broker-dealer to deposit an amount of collateral with the applicable Fund (the “Execution Performance Deposit”) in connection with orders arising from creation transactions. If the broker-dealer executing the order achieves executions in market transactions at a price at least as favorable as a Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate generally may retain the benefit of the favorable executions and the Execution Performance Deposit will be returned to the Authorized Participant or its affiliate. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least as favorable as a Fund’s valuation of the securities, the Fund may retain the portion of the Execution Performance Deposit up to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and, if necessary, may request the Authorized Participant or its affiliate to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.

A Fund may also require an Authorized Participant or its affiliate as broker-dealer to pay any shortfall amount (the “Execution Performance Offset”) in connection with orders arising from redemption transactions. If the broker-dealer executing the order achieves executions in market transactions at a price at least as favorable as a Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate generally may retain the benefit of the favorable executions and the Authorized Participant will not be called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to a Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset up to the amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

The circumstances under which the Execution Performance Guarantee will be used and the expected amount, if any, of any Execution Performance Deposit or Execution Performance Offset for the Fund may change from time to time based on the actual experience of the Fund. There can be no guarantee that a Fund will achieve results consistent with an Execution Performance Guarantee or that sufficient collateral will be available to the Fund to achieve an equivalent result.

If an Authorized Participant has entered into an Execution Performance Guarantee, but the Authorized Participant is unable, as determined by the Adviser in its sole discretion, to execute the market transactions that are the subject of the Execution Performance Guarantee due to an extended market holiday that goes over seven calendar days or in certain other situations where all or a portion of the transactions are unable to be executed within seven calendar days, then a Fund may pay the full amount of the redemption order (or the remaining amount of the redemption order based on the unexecuted portion of the transaction) within the original seven calendar day period by using cash on hand or, if applicable, interfund lending or an overdraft facility. The Authorized Participant (or an affiliated broker-dealer), acting on an agency basis, will subsequently enter into one or more separate market transactions when the markets reopen or the trades are otherwise able to be executed through which a Fund sells the portfolio securities (or the remaining unsold portfolio securities) subject to a guaranteed sales price. If the Authorized Participant (or an affiliated broker-dealer) achieves executions in market transactions at a price more favorable than a Fund’s valuation of the portfolio securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve executions in market transactions at a price at least as favorable as a Fund’s valuation of the portfolio securities as of the NAV calculation applicable on the date of the redemption, then the Fund may require the Authorized Participant to make the applicable shortfall payment to the Fund.

In addition, if transacting as broker with a Fund in a non-U.S. jurisdiction, an Authorized Participant may be required to cover foreign exchange costs through an Execution Performance Guarantee. If the foreign exchange transaction associated with the applicable security trades can only occur upon the settlement of a security trade and such trades are unable, as determined by the Adviser in its sole discretion, to be settled by the seventh calendar day after receipt of the Authorized Participant’s redemption order, then a Fund may pay within the original seven calendar day period the amount due in respect of the redemption order based on the foreign exchange rate as of the date of the redemption order by using cash on hand or, if applicable, interfund lending or an overdraft facility (in addition to any sales proceeds from the executed portion of the original brokerage order) and subsequently enter into one or more separate foreign exchange transactions with the Authorized Participant (or a broker-dealer affiliate of the Authorized Participant), acting on an agency basis, subject to a guaranteed sales price. If the Authorized Participant achieves execution of the foreign exchange transactions at a price more favorable than the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve execution of the foreign exchange transactions at a price at least as favorable as the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Fund may require the Authorized Participant to make the applicable shortfall payment to a Fund.

Shareholders should retain this supplement for future reference. This supplement provides new information beyond that contained in the SAI and should be read in conjunction with the SAI.